COMMITMENTS AND CONTINGENCIES	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Underwriting Agreement
Certain of the underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee became payable to the underwriters from the amounts held in the Trust Account upon consummation of the Business Combination. The underwriters did not receive any upfront underwriting discount or commissions on the 1,980,000 Units purchased by the PIMCO private funds or their respective affiliates but will receive deferred underwriting commissions with respect to such Units.
Business Combination Agreement
On February 15, 2021, the Company entered into the Business Combination Agreement. In connection with the consummation of the transactions contemplated by the Business Combination Agreement (the “Closing”), the Company was renamed “Owlet, Inc.” and is referred to herein as “New Owlet” as of the time following such change of name.
As a consequence of the Business Combination, each share of the Company’s Class B common stock that was issued and outstanding as of immediately prior to the effective time of the Merger (the “Effective Time”) was automatically converted into a share of New Owlet Class A common stock (“New Owlet common stock”) on a one-for-one
basis in accordance with the terms of the Company’s amended and restated certificate of incorporation, dated September 14, 2020. The Business Combination had no effect on the Company’s Class A common stock that was issued and outstanding as of immediately prior to the Effective Time, which continues to remain outstanding.
As a consequence of the Merger, at the Effective Time, (i) each share of Old Owlet capital stock that was issued and outstanding immediately prior to the Effective Time was cancelled and converted into the right to receive the number of shares of New Owlet common stock equal to the Exchange Ratio (as defined in the Business Combination Agreement), rounded down to the nearest whole share; (ii) each option to purchase shares of Old Owlet common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by New Owlet and automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Owlet common stock equal to the number of shares of Old Owlet common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole share, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio, rounded up to the nearest whole cent, except that, subject to specified limitations, holders of vested options could instead elect to receive a cash payment in lieu of assumption of a portion of their vested options up to an aggregate cap of $10 million; and (iii) each share of Old Owlet common stock that was subject to a risk of forfeiture or right of repurchase at the original purchase price as of immediately prior to the Effective Time is subject to the same risk of forfeiture or right of repurchase (proportionately adjusted to reflect the Exchange Ratio) which risk of forfeiture or right of repurchase shall lapse in accordance with the same vesting schedule as that of the Old Owlet restricted stock.
The Business Combination closed on July 15, 2021, following the receipt of the required approval by the Company’s and Old Owlet’s stockholders and the fulfillment of other customary closing conditions. See Note 11.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and stockholder rights agreement entered into on September 14, 2020, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). Any holder of at least 20% of the outstanding registrable securities owned by these holders will be entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act. The Company will bear certain expenses incurred in connection with the filing of any such registration statements.
In addition, pursuant to the registration and stockholder rights agreement, upon consummation of a Business Combination, the Sponsor and the future holders of Founder Shares (or securities into which the Founder Shares convert) held by the Sponsor will be entitled to designate three individuals for nomination for election to the Company’s board of directors for so long as they continue to hold, collectively, at least 50% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus. Thereafter, such initial stockholders will be entitled to designate (i) two individuals for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 30% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus and (ii) one individual for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 20% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus.
Underwriting Agreement
Certain of the underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters did not receive any upfront underwriting discount or commissions on the 1,980,000 Units purchased by the PIMCO private funds or their respective affiliates but will receive deferred underwriting commissions with respect to such Units.